Property, plant and equipment - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposition of assets	$ 3,000,000	$ 74,000,000
Impairment reversal	0
Peace River CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 79,000,000
Description of value in use calculation	At December 31, 2018, for the Peace River CGU a one percent change in the discount rate would result in a $19 million pre-tax impairment expense or recovery and a five percent change in the forecast cash flows would result in $25 million pre-tax impairment expense or recovery.
Peace River CGU [member] | 1% percent change in discount rate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax impairement expense recovery	$ 19,000,000
Peace River CGU [member] | 5% change in forecast cash flows [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax impairement expense recovery	$ 25,000,000
Peace River CGU [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	9.50%
Peace River CGU [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	13.00%
Viking CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 0.00
Legacy CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 18,000,000
Description of value in use calculation	At December 31, 2018, for the Legacy CGU a one percent change in the discount rate or a five percent change in the forecast cash flows would result in $1 million pre-tax impairment expense or recovery.
Pre-tax impairement expense recovery	$ 1,000,000
Legacy CGU [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	10.00%
Legacy CGU [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	15.00%